ACQUIRED INTANGIBLE ASSETS, NET (Components of Acquired Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets, gross	$ 147,666,913	$ 116,241,959
Less: accumulated amortization	(52,409,353)	(35,713,434)
Less: accumulated impairment	(22,168,829)	(22,158,044)
Finite Assets, Net Book Value	59,419,426
Net book value, indefinite and finite	73,088,731	58,370,481
Acquired intangible asset amount	32,000,000	35,000,000
Amortization expense related to intangible assets	18,475,107	13,228,815	6,264,967
Completed technology acquired from Spreadtrum USA [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	28,695,000	28,695,000
Less: accumulated amortization	(5,875,653)	(4,749,282)
Less: accumulated impairment	(12,727,250)	(12,727,250)
Finite Assets, Net Book Value	10,092,097	11,218,468
Amortization period	15 years	15 years
Patented And Completed Technology Acquired From Telegent [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	1,000,000	1,000,000
Less: accumulated amortization	(283,333)	(83,333)
Less: accumulated impairment
Finite Assets, Net Book Value	716,667	916,667
Patented and completed technology acquired from MobilePeak [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	10,300,000	10,300,000
Less: accumulated amortization	(1,430,555)	(286,111)
Less: accumulated impairment
Finite Assets, Net Book Value	8,869,445	10,013,889
In-progress research and development acquired from MobilePeak [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Indefinite intangible assets gross amount	11,800,000	11,800,000
Less: accumulated amortization
Less: accumulated impairment
Indefinite Assets, Net Book Value	11,800,000	11,800,000
In -progress research and development acquired from Chengdu Chuanyue [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Indefinite intangible assets gross amount	1,869,305
Less: accumulated amortization
Less: accumulated impairment
Indefinite Assets, Net Book Value	1,869,305
Software License And Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	94,002,608	64,446,959
Less: accumulated amortization	(44,819,812)	(30,594,708)
Less: accumulated impairment	(9,441,579)	(9,430,794)
Finite Assets, Net Book Value	39,741,217	24,421,457
Amortization period	4 years 2 months 12 days	3 years 4 months 13 days
MobilePeak [Member] | Completed Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Amortization period	9 years	9 years
Telegent [Member] | Software License And Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,506,158	1,506,158
Telegent [Member] | Completed Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Amortization period	5 years	5 years
Chengdu Chuanyue [Member] | Software License And Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Acquired finite-lived intangible assets	$ 868,850